Supplemental Consolidating Financial Information - Schedule of Condensed Consolidating Statement of Operations (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Condensed Income Statements, Captions [Line Items]
Revenue	$ 571,259	$ 580,847	$ 598,109	$ 602,306	$ 619,122	$ 608,625	$ 615,749	$ 628,890	$ 2,352,521	$ 2,472,386	$ 2,603,623
Operating expenses:
Direct costs of revenue (excluding depreciation and amortization)									328,501	348,348	375,769
Selling, general and administrative									199,412	197,407	288,467
Impairment of goodwill and other intangibles	4,200,000								4,165,400
Depreciation and amortization									687,729	679,351	736,567
Gain on satellite insurance recoveries											(9,618)
Total operating expenses									5,381,042	1,225,106	1,391,185
Income (loss) from operations	(3,897,122)	284,999	290,842	292,762	292,707	310,811	315,060	328,700	(3,028,521)	1,247,280	1,212,438
Interest (income) expense, net									890,279	944,787	1,122,261
Gain on early extinguishment of debt					(40,400)				7,061	(40,423)	(368,089)
Other income (expense), net									(6,201)	(2,593)	(4,918)
Income (loss) before income taxes									(3,917,940)	259,477	(282,830)
Provision for (benefit from) income taxes									1,513	22,971	(30,837)
Net income (loss)	(4,115,321)	78,967	61,236	55,665	17,220	68,620	67,771	82,896	(3,919,453)	236,506	(251,993)
Net income attributable to noncontrolling interest									(3,934)	(3,974)	(3,687)
Net income (loss) attributable to Intelsat S.A.	(4,116,306)	77,982	60,220	54,717	16,194	67,624	66,768	81,946	(3,923,387)	232,532	(255,680)
Cumulative preferred dividends									(9,919)	(9,917)	(10,196)
Net income (loss) attributable to common shareholders	$ (4,116,306)	$ 77,982	$ 50,301	$ 54,717	$ 16,194	$ 67,624	$ 56,851	$ 81,946	(3,933,306)	222,615	(265,876)
Intelsat S.A. and Other Parent Guarantors [Member]
Operating expenses:
Selling, general and administrative									7,912	7,547	62,861
Total operating expenses									7,912	7,547	62,861
Income (loss) from operations									(7,912)	(7,547)	(62,861)
Interest (income) expense, net									10,723	10,153	40,916
Gain on early extinguishment of debt											(24,185)
Subsidiary income (loss)									(3,904,747)	250,281	(85,180)
Other income (expense), net										2	(7)
Income (loss) before income taxes									(3,923,382)	232,583	(213,149)
Provision for (benefit from) income taxes									3	53
Net income (loss)									(3,923,385)	232,530	(213,149)
Net income (loss) attributable to Intelsat S.A.									(3,923,385)	232,530	(213,149)
Cumulative preferred dividends									(9,919)	(9,917)	(10,196)
Net income (loss) attributable to common shareholders									(3,933,304)	222,613	(223,345)
Intelsat Luxembourg [Member]
Operating expenses:
Selling, general and administrative									193	139	8,167
Total operating expenses									193	139	8,167
Income (loss) from operations									(193)	(139)	(8,167)
Interest (income) expense, net									274,451	274,253	438,052
Gain on early extinguishment of debt									7,061		(341,351)
Subsidiary income (loss)									(3,614,952)	545,402	728,465
Income (loss) before income taxes									(3,882,535)	271,010	(59,105)
Net income (loss)									(3,882,535)	271,010	(59,105)
Net income (loss) attributable to Intelsat S.A.									(3,882,535)	271,010	(59,105)
Net income (loss) attributable to common shareholders									(3,882,535)	271,010	(59,105)
Intelsat Jackson [Member]
Condensed Income Statements, Captions [Line Items]
Revenue									2,160,235	2,281,331	2,382,169
Operating expenses:
Direct costs of revenue (excluding depreciation and amortization)									241,603	257,999	266,869
Selling, general and administrative									126,331	132,379	155,035
Impairment of goodwill and other intangibles									4,165,400
Depreciation and amortization									654,784	644,597	705,165
Gain on satellite insurance recoveries											(9,618)
Total operating expenses									5,188,118	1,034,975	1,117,451
Income (loss) from operations									(3,027,883)	1,246,356	1,264,718
Interest (income) expense, net									613,162	660,763	644,838
Gain on early extinguishment of debt										(40,423)	(2,553)
Subsidiary income (loss)									11,983	14,729	70,409
Other income (expense), net									4,367	2,864	577
Income (loss) before income taxes									(3,624,695)	562,763	688,313
Provision for (benefit from) income taxes									(1,871)	17,361	(40,152)
Net income (loss)									(3,622,824)	545,402	728,465
Net income (loss) attributable to Intelsat S.A.									(3,622,824)	545,402	728,465
Net income (loss) attributable to common shareholders									(3,622,824)	545,402	728,465
Intelsat Jackson Subsidiaries Guarantors [Member]
Condensed Income Statements, Captions [Line Items]
Revenue									2,160,251	2,281,348	2,382,201
Operating expenses:
Direct costs of revenue (excluding depreciation and amortization)									241,603	257,999	266,869
Selling, general and administrative									125,494	131,874	152,961
Impairment of goodwill and other intangibles									4,165,400
Depreciation and amortization									654,784	644,597	705,165
Gain on satellite insurance recoveries											(9,618)
Total operating expenses									5,187,281	1,034,470	1,115,377
Income (loss) from operations									(3,027,030)	1,246,878	1,266,824
Interest (income) expense, net									36,059	6,605	(10,042)
Subsidiary income (loss)									11,983	14,729	70,409
Other income (expense), net									(5,136)	2,770	42,772
Income (loss) before income taxes									(3,056,242)	1,257,772	1,390,047
Provision for (benefit from) income taxes									(1,885)	17,268	(38,819)
Net income (loss)									(3,054,357)	1,240,504	1,428,866
Net income (loss) attributable to Intelsat S.A.									(3,054,357)	1,240,504	1,428,866
Net income (loss) attributable to common shareholders									(3,054,357)	1,240,504	1,428,866
Non-Guarantor Subsidiaries [Member]
Condensed Income Statements, Captions [Line Items]
Revenue									554,831	592,317	663,354
Operating expenses:
Direct costs of revenue (excluding depreciation and amortization)									449,274	491,460	504,983
Selling, general and administrative									65,143	57,493	62,469
Depreciation and amortization									32,945	34,754	34,623
Total operating expenses									547,362	583,707	602,075
Income (loss) from operations									7,469	8,610	61,279
Interest (income) expense, net									(8,057)	(382)	(1,545)
Other income (expense), net									(10,568)	(5,461)	(5,488)
Income (loss) before income taxes									4,958	3,531	57,336
Provision for (benefit from) income taxes									3,381	5,557	9,315
Net income (loss)									1,577	(2,026)	48,021
Net income attributable to noncontrolling interest									(3,934)	(3,974)	(3,687)
Net income (loss) attributable to Intelsat S.A.									(2,357)	(6,000)	44,334
Net income (loss) attributable to common shareholders									(2,357)	(6,000)	44,334
Consolidation and Eliminations [Member]
Condensed Income Statements, Captions [Line Items]
Revenue									(2,522,796)	(2,682,610)	(2,824,101)
Operating expenses:
Direct costs of revenue (excluding depreciation and amortization)									(603,979)	(659,110)	(662,952)
Selling, general and administrative									(125,661)	(132,025)	(153,026)
Impairment of goodwill and other intangibles									(4,165,400)
Depreciation and amortization									(654,784)	(644,597)	(708,386)
Gain on satellite insurance recoveries											9,618
Total operating expenses									(5,549,824)	(1,435,732)	(1,514,746)
Income (loss) from operations									3,027,028	(1,246,878)	(1,309,355)
Interest (income) expense, net									(36,059)	(6,605)	10,042
Subsidiary income (loss)									7,495,733	(825,141)	(784,103)
Other income (expense), net									5,136	(2,768)	(42,772)
Income (loss) before income taxes									10,563,956	(2,068,182)	(2,146,272)
Provision for (benefit from) income taxes									1,885	(17,268)	38,819
Net income (loss)									10,562,071	(2,050,914)	(2,185,091)
Net income (loss) attributable to Intelsat S.A.									10,562,071	(2,050,914)	(2,185,091)
Net income (loss) attributable to common shareholders									$ 10,562,071	$ (2,050,914)	$ (2,185,091)